Stock Options and Restricted Stock Units - Schedule of Company’s Stock Options (Details) - Stock Options [Member] - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Schedule of Company’s Stock Options [Line Items]
Balance at beginning, Options	425,703	417,003	461,870
Balance at beginning, Wtd. Avg. Exercise Price	$ 6.01	$ 7	$ 8.34
Granted during the period, Options		60,000	80,000
Granted during the period, Wtd. Avg. Exercise Price		$ 3	$ 3.75
Exercised during the period, Options			(15,229)
Exercised during the period, Wtd. Avg. Exercise Price			$ 3.45
Terminated/Expired during the period, Options	(30,250)	(51,300)	(109,638)
Terminated/Expired during the period, Wtd. Avg. Exercise Price	$ 13.9	$ 10.57	$ 9.86
Balance at ending, Options	395,453	425,703	417,003
Balance at ending, Wtd. Avg. Exercise Price	$ 5.4	$ 6.01	$ 7
Exercisable, Options	395,453	395,703
Exercisable, Wtd. Avg. Exercise Price	$ 5.4	$ 6.23